Subsequent Events	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]
Subsequent Events
16.        Subsequent Events

On December 17, 2013, eOn entered into a merger agreement with Inventergy, Inc. (“Inventergy”). This agreement provides that upon the completion of a number of conditions to closing, Inventergy will merge with a newly formed merger subsidiary of eOn. Upon completion of the merger, Inventergy will become a wholly-owned subsidiary of eOn. We refer to this proposed transaction as the “merger.” As consideration for the merger, eOn has agreed to issue to the Inventergy stockholders eOn shares of common and preferred stock that will result in the Inventergy stockholders in the aggregate obtaining control of eOn following the closing of the merger.

On December 17, 2013, eOn also entered into a transition agreement with its subsidiaries. This agreement provides that immediately prior to closing the merger, eOn will transfer all of its ownership interests in its subsidiaries, Cortelco and CSPR, and certain other assets and Cortelco will transfer certain net assets and businesses to eOn in exchange for the redemption of the related party note payable issued by eOn and Cortelco in the original maximum amount of $11 million dated as of April 1, 2009. We refer to these proposed transactions together with the merger as the “reorganization.” Upon the completion of the reorganization, eOn’s assets will consist of its ownership of its subsidiaries, Inventergy, eOn Communications Systems, Inc., a recently formed subsidiary that will conduct certain legacy lines of business of eOn.

In contemplation of the reorganization, on December 17, 2013, eOn issued 2,750 shares of Series B convertible preferred stock and warrants to purchase 1,401,869 shares of the Company’s common stock to certain accredited investors in a private offering transaction for an aggregate purchase price of $2,750,000. eOn has issued letters of credit to each of the investors in the aggregate amount of $2,750,000. Investors may require eOn to redeem the Series B preferred stock and warrants in the event the merger is not completed by June 17, 2014. In the aggregate, up to 4,744,494 shares of the Company’s common stock may be issued upon the conversion and exercise, as applicable, of all of the outstanding preferred stock and warrants sold in this transaction.

Subsequent to year end, CSPR extended its $800,000 revolving line of credit to November 30, 2014 under similar terms. Also subsequent to year end, Cortelco extended its $1,000,000 revolving line of credit to December 15, 2014 under similar terms.

11.	Subsequent Events

The Company has evaluated subsequent events through March 13, 2014, the date the financial statements were available to be issued.

Between January 9, 2014 and February 5, 2014, the Company issued approximately 1,696,064 shares of common stock for cash at $4.30 per share. Proceeds from these issuances totaled approximately $7,293,000.

In January 2014, the Company fully repaid the $100,000 unsecured related party note as part of the December 2013 Notes.

On February 10, 2014, the Company extended the maturity date on the remaining outstanding December 2013 Notes to August 31, 2014 with no other changes to terms or conditions.

On February 10, 2014, the Company obtained an unsecured promissory note receivable (the “Note Receivable”) from the Company’s Chief Executive Officer, a related party, with an aggregate principal of $3,000,000. The Note Receivable which matures on August 31, 2014 bears interest at 2% per annum. All principal and accrued but unpaid interest is receivable upon maturity. The Note Receivable includes a full right of offset with the December 2013 Notes. The Company’s board of directors, excluding the Chief Executive Officer’s vote, approved the Note Receivable prior to issuance.

4.       Subsequent Events

The Company has evaluated subsequent events through December 17, 2013, the date the financial statements were available to be issued.

In January 2013, the Company amended its lease agreement to lease additional office space. The amended lease agreement, which included a security deposit of $3,371, commenced February 1, 2013, on a month-to-month basis. In conjunction with the amended lease agreement, the Company terminated its sublease agreement with STS effective December 31, 2012. In March 2013, May 2013, and August 2013, the Company added more office space. The Company is leasing 6 offices and has paid a total security deposit of $6,549.

In January 2013, the Company converted all accrued liabilities to member contributions.

On February 4, 2013, the Company was reorganized and converted from a Delaware limited liability company to a Delaware corporation under the name Inventergy, Inc. A plan of conversion was entered into, pursuant to which the membership interest held by the sole member was converted into 5,000,000 shares of the Company’s common stock, par value $0.0001.

In February 2013, the Company’s Board of Directors also granted 5,000,000 shares of the Company’s common stock, par value $0.0001, to 10 individuals and entities.

On May 10, 2013, the Company issued senior secured promissory notes (the “Notes”) for proceeds of $5,000,000. The Notes, which mature on May 10, 2018, bear interest at 0.40% per annum until the second anniversary of the issuance date and 10% per annum thereafter. The maturity date of the Notes may be accelerated upon certain events of default or change in control. Upon such events, the Notes may be redeemed for 125% of the principal to be redeemed plus accrued but unpaid interest and late charges, if any.

On May 10, 2013, the Company issued 5,000,000 shares of Series A-1 convertible preferred stock (“Series A-1”), par value $0.0001, for $0.01 per share. Each share of Series A-1 may be converted into shares of common stock at any time, at the option of any holder, for an initial conversion price of $0.01, subject to adjustment.

On May 16, 2013, the Company purchased certain patents for $4,000,000 consideration and incurred $189,254 of acquisition costs. The purchased patents will be utilized for purposes of generating future licensing revenue.

On May 17, 2013, the Company issued 1,176,748 shares of Series A-2 convertible preferred stock (“Series A-2”), par value $0.0001, for $1.6996 per share. Each share of Series A-2 may be converted into shares of common stock at any time, at the option of any holder, for an initial conversion price of $1.6996, subject to adjustment.

In August and September 2013, the Company sold and issued 1,180,879 shares of Series A-3 common stock (“Series A-3”) to accredited investors for $3.21 per share.

In November 2013, the Board of Directors authorized the 2013 Stock Plan (the "Plan"). Under the Plan, the Board of Directors may grant incentive stock awards to employees and directors, and non-statutory stock options to employees, directors and consultants. The Plan provides for the grant of stock options, restricted stock, and other stock-related and performance awards that may be settled in cash, stock, or other property. The Board of Directors has reserved 300,000 shares of common stock for issuance over the term of the Plan.